INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED THRIFT AND TAX-DEFERRED SAVINGS PLAN (THRIFT PLAN) IN THE MASTER TRUST - Schedule of Stable Value Fund (Details) - EBP 006 - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Contract Value		$ 529,093	$ 597,259
BlackRock Financial Mgmt
EBP, Master Trust [Line Items]
Effective Rate		3.63%	4.37%
Contract Value		$ 15,513	$ 11,043
Investment Contracts
EBP, Master Trust [Line Items]
Contract Value		$ 513,580	$ 586,216
Investment Contracts | Met Tower Life
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.75%	2.74%
Contract Value	[1]	$ 63,876	$ 72,880
Investment Contracts | Pacific Life Insurance
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.84%	2.67%
Contract Value	[1]	$ 91,391	$ 104,243
Investment Contracts | Prudential Ins Co.
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.64%	2.58%
Contract Value	[1]	$ 88,600	$ 101,169
Investment Contracts | RGA
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.65%	2.61%
Contract Value	[1]	$ 88,346	$ 100,903
Investment Contracts | Transamerica
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.67%	2.68%
Contract Value	[1]	$ 90,670	$ 103,529
Investment Contracts | Voya Retirement & Annuity Co.
EBP, Master Trust [Line Items]
Effective Rate	[1]	2.74%	2.74%
Contract Value	[1]	$ 90,697	$ 103,492

[1]	Managed by INVESCO Institutional, Inc.